UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2017

Shares		Value

COMMON STOCKS - 96.41%

Air Courier Services - 3.23%
1,097	FedEx Corp.	$ 214,080

Air Transportation, Scheduled - 2.50%
3,604	Delta Air Lines, Inc.	165,640

Beverages - 3.22%
1,909	PepsiCo, Inc.	213,541

Carpets & Rugs - 3.77%
1,089	Mohawk Industries, Inc. *	249,915

Cogeneration Services & Small Power Producers - 0.83%
4,937	The AES Corp.	55,196

Computer Storage Devices - 3.47%
2,791	Western Digital Corp.	230,341

Converted Paper & Paperboard Products (No Containers/Boxes) - 3.91%
3,220	Avery Dennison Corp.	259,532

Crude Petroleum & Natural Gas - 1.15%
1,204	Occidental Petroleum Corp.	76,285

Electronic Connectors - 3.14%
2,929	Amphenol Corp. Class A	208,457

Fire, Marine & Casualty Insurance - 2.28%
1,112	Chubb Limited (Switzerland)	151,510

General Bldg Contractors- Res - 2.69%
2,929	Fortune Brands Home & Security, Inc.	178,230

Hospital & Medical Service Pla - 2.81%
1,127	Anthem, Inc.	186,383

Life Insurance - 2.64%
3,312	MetLife, Inc.	174,940

National Commercial Banks - 6.97%

2,438	JP Morgan Chase & Co.	214,154
2,063	PNC Financial Services Group, Inc.	248,055
		462,209
Oil & Gas Field Machinery & Equipment - 2.48%
2,753	Baker-Hughes, Inc.	164,684

Operative Builders - 3.20%
6,366	D.R. Horton, Inc.	212,051

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.17%
1,725	Zimmer Biomet Holdings, Inc.	210,640

Personal Credit Institutions - 3.03%
2,944	Discover Financial Services	201,340

Petroleum Refining - 3.65%
3,657	Valero Energy Corp.	242,423

Pharmaceutical Preparations - 3.65%
736	Allergen, Plc. (Ireland)	175,845
1,495	Mallinckrodt, Plc. (Ireland) *	66,632
		242,477

Real Estate Investment Trusts - 3.29%
545	Equinix, Inc.	218,202

Retail-Drug Stores & Proprietary Stores - 2.15%
1,817	CVS Health Corp.	142,634

Retail-Grocery Stores - 1.98%
4,447	The Kroger Co.	131,142

Retail-Jewelry Stores - 1.68%
1,610	Signet Jewelers Limited (Bermuda)	111,525

Semiconductors & Related Devices - 7.48%
5,221	Applied Materials, Inc.	203,097
2,990	Skyworks Solutions, Inc.	292,960
		496,057
Services-Computer Programming, - 3.15%
1,472	Facebook, Inc. *	209,098

Services-Prepackaged Software - 3.87%
3,895	Microsoft Corp.	256,525

Special Industry Miachinery (No Metalworking Machinery) - 2.46%
2,599	Pentair Ltd. (United Kingdom)	163,165

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.01%
1,120	Nucor Corp.	66,886

Telephone Communications (No Radio Telephone) - 1.88%

3,006	AT&T, Inc.	124,899

Water Transportation - 3.22%
3,627	Carnival Corp.	213,667

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.46%
1,848	AmerisourceBergen Corp.	163,548

TOTAL FOR COMMON STOCKS (Cost $4,682,802) - 96.41%		$ 6,397,222

SHORT TERM INVESTMENTS - 3.61%
239,634	First American Government Obligation Fund Class Z 0.42% ** (Cost $239,634)	239,634

TOTAL INVESTMENTS (Cost $4,922,436) *** - 100.02%		$ 6,636,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(1,478)

NET ASSETS - 100.00%		$ 6,635,378

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

***At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,922,436 amounted to $1,714,419, which consisted of aggregate gross unrealized appreciation of $2,022,267 and aggregate gross unrealized depreciation of $307,848.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,922,436 amounted to $1,714,419, which consisted of aggregate gross unrealized appreciation of $2,022,267 and aggregate gross unrealized depreciation of $307,848.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,397,222	$0	$0	$6,397,222
Cash Equivalents	$239,634	$0	$0	$239,634
Total	$6,636,856	$0	$0	$6,636,856

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 98.10%

Air Transportation, Scheduled - 3.68%
6,656	Southwest Airlines Co.	$ 357,827

Beverages - 4.32%
2,592	Constellation Brands, Inc. Class A	420,085

Biological Products (No Diagnostic Substances) - 2.88%
4,125	Gilead Sciences, Inc.	280,170

Cable & Other Pay Television Services - 3.31%
3,292	Time Warner, Inc.	321,661

Computer Communications Equipment - 3.38%
2,300	F5 Networks, Inc. *	327,911

Electric Lighting & Wiring Equ - 2.35%
1,120	Acuity Brands, Inc.	228,480

Electronic Computers - 5.71%
3,860	Apple, Inc.	554,528

Fire, Marine & Casualty Insurance - 3.71%
2,647	Chubb Limited (Switzerland)	360,654

Household Appliances - 2.44%
1,384	Whirlpool Corp.	237,121

Measuring & Controlling Devices - 7.12%
3,165	Thermo Fisher Scientific, Inc.	486,144
6,419	Trimble Navigation, Ltd. *	205,472
		691,616
Oil & Gas Field Services - 1.23%
1,528	Schlumberger Ltd. (France)	119,337

Pharmaceutical Preparations - 5.05%
2,327	AbbVie, Inc.	151,627
2,724	Celgene Corp. *	338,947
		490,574
Retail-Building Materials, Hardware, Garden Supply - 3.28%

1,026	The Sherwin-Williams Co.	318,255

Retail-Catalog & Mail-Order Ho - 3.78%
414	Amazon.com, Inc.	367,028

Retail-Drug Stores & Proprietary Stores - 5.75%
3,596	Express Scripts Holding Co. Class C *	237,012
3,871	Walgreens Boots Alliance, Inc.	321,487
		558,499
Retail-Variety Stores - 3.04%
3,761	Dollar Tree, Inc. *	295,088

Semiconductors & Related Devices - 3.61%
22,641	On Semiconductor Corp. *	350,709

Services-Business Services - 6.58%
2,923	MasterCard, Inc.	328,750
4,847	Vantiv, Inc. *	310,790
		639,540
Services-Computer Programming Services - 3.41%
5,559	Cognizant Technology Solutions Corp. *	330,872

Services-Computer Programming, Data Processing, Etc. - 4.68%
271	Alphabet, Inc. Class A *	224,811
271	Alphabet, Inc. Class C *	229,754
		454,565
Services-Help Supply Services - 2.66%
5,288	Robert Half International, Inc.	258,213

Services-Prepackaged Software - 2.54%
3,750	Microsoft Corp.	246,975

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.76%
7,323	Church & Dwight Co., Inc.	365,198

Transportation Services - 3.21%
2,471	Expedia, Inc.	311,766

Water Transportation - 3.80%
3,767	Royal Caribbean Cruises Ltd.	369,580

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.82%
9,374	LKQ Corp. *	274,377

TOTAL FOR COMMON STOCKS (Cost $6,203,413) - 98.10%		$ 9,530,629

SHORT TERM INVESTMENTS - 1.93%
187,893	First American Government Obligation Fund Class Z 0.42% ** (Cost $187,893)	187,893

TOTAL INVESTMENTS (Cost $6,391,306) *** - 100.03%		9,718,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(3,275)

NET ASSETS - 100.00%		$ 9,715,247

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017

*** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,391,306 amounted to $3,327,213, which consisted of aggregate gross unrealized appreciation of $3,463,417 and aggregate gross unrealized depreciation of $136,204.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,391,306 amounted to $3,327,213, which consisted of aggregate gross unrealized appreciation of $3,463,417 and aggregate gross unrealized depreciation of $136,204.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,530,629	$0	$0	$9,530,629
Cash Equivalents	$187,893	$0	$0	$187,893
Total	$9,718,522	$0	$0	$9,718,522

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

US TREASURY NOTES - 84.16%
200,000	US Treasury 1.25% Due 07/31/2023	$ 189,297
150,000	US Treasury 1.500% Due 08/15/2026	138,797
250,000	US Treasury Bond 1.00% Due 11/30/2019	247,285
175,000	US Treasury Note 0.625% Due 05/31/2017	174,982
250,000	US Treasury Note 1.375% Due 11/30/2018	250,703
50,000	US Treasury Note 1.500% Due 01/31/2022	49,015

TOTAL FOR US TREASURY NOTES (Cost $1,070,986) - 84.16%		$ 1,050,079

SHORT TERM INVESTMENTS - 15.67%
195,476	First American Treasury Obligation Class Z 0.42% * (Cost $195,476)	195,476

TOTAL INVESTMENTS (Cost $1,266,462) ** - 99.82%		1,245,555

OTHER ASSETS LESS LIABILITIES - 0.18%		2,196

NET ASSETS - 100.00%		$ 1,247,751

* Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

** At March 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,266,462 amounted to $18,328, which consisted of aggregate gross unrealized appreciation of $2,522 and aggregate gross unrealized depreciation of $20,850.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,266,462 amounted to $18,328, which consisted of aggregate gross unrealized appreciation of $2,522 and aggregate gross unrealized depreciation of $20,850.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,050,079	$0	$ 1,050,079
Cash Equivalents	$195,476	$0	$0	$195,476
Total	$195,476	$ 1,050,079	$0	$ 1,245,555

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

May 15, 2017

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

May 15, 2017